Related Party Transactions (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	May 31, 2021	May 31, 2020
Accrued Interest	$ 32,342		$ 28,079	$ 22,379
Accounts Payable And Accrued Liabilities	25,945	$ 8,586	17,019	32,594
Proceeds From Notes Payable - Related Party	2,000	$ 5,500	4,000	2,500
Officer [Member]
Working Capital Borrowed	388,687		361,075	334,056
Proceeds From Notes Payable - Related Party			$ 4,000	2,500
Repayment Of Loan Maturity Date			Jun. 28, 2017
Officer [Member] | Interest Rate Ten Percent One [Member]
Accrued Interest	$ 53,579		$ 48,202	41,008
Repayment Of Loan Maturity Date	Dec. 31, 2015		Dec. 31, 2016
Amount Owed To Related Party	$ 71,902		$ 71,902	$ 71,902
Interest Rate On Loan	10.00%		10.00%	10.00%
Officer [Member] | Interest Rate Ten Percent [Member]
Repayment Of Loan Maturity Date	Jun. 28, 2017
Amount Owed To Related Party	$ 57,000		$ 57,000	$ 57,000
Interest Rate On Loan	10.00%		10.00%	10.00%
Officer [Member] | Interest Rate Zero Percent [Member]
Accounts Payable And Accrued Liabilities	$ 181,711
Amount Owed To Related Party	$ 259,785		$ 232,173
Interest Rate On Loan	0.00%		0.00%